Shareholder Report, Line Graph (Details) 192069_Kurv Yield Premium Strategy Amazon -AMZN- ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	May 31, 2025	May 31, 2024	Oct. 30, 2023	May 31, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV
Accumulated Value	$ 14,609	$ 12,910	$ 10,000	$ 19,415
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	$ 14,510	$ 12,781	$ 10,000	$ 18,831